Schedule 1 - Yield, Inc,'s FS 2014, 2013 NRG Yield BS (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Deferred income taxes	$ 16	$ 0	[1]
Cash and cash equivalents	406	59	[1]	22
Deferred Tax Assets, Gross	118	146	[1]
Total Assets	6,965	3,238	[1]
Long-term Debt	4,806	1,783
Total Liabilities	5,080	1,986	[1]
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued	0	0	[1]
Additional Paid in Capital	1,240	621	[1]
Retained Earnings (Accumulated Deficit)	3	8	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(9)	0	[1]
Noncontrolling interest	651	623	[1]
Total Stockholders' Equity	1,885	1,252	[1]	1,002
Total Liabilities and Stockholders’ Equity	6,965	3,238	[1]
Common Stock, Par or Stated Value Per Share		$ 0.01
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Common Class A [Member]
Total Stockholders' Equity	0	0		0
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	34,586,250	22,511,250
Common Stock [Member]
Common Stock, Value, Issued	0	0	[1]
Common Class B [Member]
Total Stockholders' Equity	0	0		0
Common Stock, Par or Stated Value Per Share	$ 10,000.00
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	42,738,750	42,738,750
NRG Yield, Inc.
Deferred income taxes	16	0
Investments in subsidiaries	1,735	1,106
Deferred Finance Costs, Noncurrent, Net	5	0
Notes Receivable, Related Parties	337	0
Deferred Tax Assets, Gross	118	146
Total Assets	2,211	1,252
Deferred income taxes	0	0
Long-term Debt	326	0
Total Liabilities	326	0
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued	0	0
Additional Paid in Capital	1,240	621
Retained Earnings (Accumulated Deficit)	3	8
Accumulated Other Comprehensive Income (Loss), Net of Tax	(9)	0
Noncontrolling interest	651	623
Total Stockholders' Equity	1,885	1,252
Total Liabilities and Stockholders’ Equity	2,211	1,252
Preferred Stock, Par or Stated Value Per Share	$ 0.01			$ 0
Preferred Stock, Shares Authorized	10,000,000			0
Preferred Stock, Shares Issued	0			0
NRG Yield, Inc. | Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01			$ 0
Common Stock, Shares Authorized	500,000,000			0
Common Stock, Shares, Issued	22,511,250			0
NRG Yield, Inc. | Common Stock [Member]
Common Stock, Value, Issued	0	0
NRG Yield, Inc. | Common Class B [Member]
Common Stock, Shares Authorized	500,000,000			0
Common Stock, Shares, Issued	42,738,750			0
NRG Yield [Member]
Cash and cash equivalents	$ 0	$ 0

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.